Five highest paid employees	12 Months Ended
Dec. 31, 2017
Five highest paid employees
Five highest paid employees

13.        Five highest paid employees

The five highest paid individuals during the year included three (2016:  two and 2015:  two) directors, details of whose remuneration are set out in Note 12 above. Details of the remuneration of the remaining two (2016:  three and 2015:  three) non-directors, highest paid individuals for the year are as follows:

	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Salaries and other benefits	630	692	962
Bonus	746	611	636
Stock option benefits	338	412	552
	1,714	1,715	2,150

The bonus is determined on the basis of the basic salary and the performance of the Group and the individual.

In 2017, 2016 and 2015,  no emoluments were paid by the Group to any of the five highest paid individuals as an inducement to join or upon joining the Group or as compensation for loss of office.

The number of non-director, highest paid individuals whose remuneration fell within the following bands is as follows:

	Number of employees
	2017	2016	2015
HK$4,000,001 (US$511,801) to HK$4,500,000 (US$575,775)	—	2	—
HK$4,500,001 (US$575,776) to HK$5,000,000 (US$639,750)	—	—	1
HK$5,000,001 (US$639,751) to HK$5,500,000 (US$703,725)	—	1	—
HK$5,500,001 (US$703,726) to HK$6,000,000 (US$767,700)	—	—	1
HK$6,000,001 (US$767,701) to HK$6,500,000 (US$831,675)	—	—	1
HK$6,500,001 (US$831,676) to HK$7,000,000 (US$895,650)	2	—	—
	2	3	3